Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets
Leasehold Improvements	Lesser of 15 years or underlying lease terms

Equipment, Furniture and Fixtures	1 – 5 years
Corporate Vehicles	5 years